2. Accounting policies and method of measurement (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies Policies Tables Abstract
Financial assets and liabilities subject to ofsetting

The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2020, 2019 and 2018:

Thousand of reais			2020
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	29,431,287	(560,666)	28,870,621
	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	32,540,604	(560,666)	31,979,938

Thousand of reais			2019
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	20,904,663	(458,929)	20,445,734

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	22,888,906	(458,929)	22,429,977

Thousand of reais			2018
	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Assets:
Derivatives	18,667,611	(304,165)	18,363,446

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	18,771,000	(304,165)	18,466,835

Projected inflation (IGP-M)

Below is presented the projected inflation (IGP-M) on December 31, 2020:

Projected IGP-M (annualized)
Up to 3 months	26.1%
From 3 to 12 months	5.3%
From to 1 to 3 years	4%
From 3 to 5 years	4%
More than 5 years	4%

Tangible asset depreciation charge

The tangible asset depreciation charge is recognized in the consolidated income statement and is calculated basically using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity